Related Party Balances and Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Amounts Due from Related Parties

Amounts due from related parties consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Current
Aeneas Management Limited	$—	$961
Libra Sciences Limited (Note b)	522,192	521,007
Allowance for credit loss	(522,192)	(521,007)
Total	$—	$961

Schedule of Amounts Due to Related Parties

Amounts due to related parties consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Current
Aeneas Group Limited (Note a)	$79,180	$79,180
Ian Huen	464	—
	$79,644	$79,180

Schedule of Convertible Notes to a Related Party
	December 31, 2024	December 31, 2023
Convertible notes to a related party – Current
Jurchen Investment Corporation (Note 15)	$3,238,500	$—

Convertible notes to a related party – Non-current
Jurchen Investment Corporation (Note 15)	$—	$3,058,500

Schedule of Related Party Transactions

Amounts due from related party consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
	(Unaudited)
Current
Libra Sciences Limited (Note b)	$519,002	$522,192
Allowance for credit loss	(519,002)	(522,192)
Total	$—	$—

Amounts due to related parties consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
	(Unaudited)
Current
Aeneas Group Limited (Note a)	$79,180	$79,180
Ian Huen	215	464
	$79,395	$79,644
	September 30, 2025	December 31, 2024
	(Unaudited)
Convertible notes to a related party — Current
Jurchen Investment Corporation (Note 15)	$3,374,500	$3,238,500

Related party transactions consisted of the following for the nine months ended September 30, 2025 and 2024:

	For the nine months ended September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Interest expenses (Note 15)
– Jurchen Investment Corporation	$136,000	136,000

Related party transactions consisted of the following for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Loan from related parties (Note a)
– Aeneas Group Limited	$—	$2,500,000	$500,000

Issuance of Convertible Note to related parties (Note 15)
– Jurchen Investment Corporation	$—	$3,000,000	$—
– Aenco Technologies Ltd	$—	$—	$3,000,000

Settlement of loan from a related party through issuance of Convertible Note (Note 15)
– Aeneas Group Limited	$—	$3,000,000	$—

Interest expenses (Note a and Note 15)
– Aeneas Group Limited	$—	$71,123	$8,110
– Jurchen Investment Corporation	$180,000	$58,500	$—
– Aenco Technologies Ltd	$—	$(13,234)	$13,234

Loan to related parties (Note b)
– Libra Sciences Limited	$—	$92,459	$330,341

Loan repayment and interest received from a related party (Note b)
– Talem Medical Group Limited	$—	$611,641	$2,962,153

Interest income (Note b)
– Talem Medical Group Limited	$—	$4,637	$164,600
– Libra Sciences Limited	$—	$8,963	$14,232

Consultant, secondment, management and administrative services fees (Note c)
– CGY Investments Limited	$—	$153,640	$268,102
– ACC Medical Limited	$—	$138,768	$209,626

Administrative management services (Note d)
– Libra Sciences Limited	$—	$9,615	$38,462

Healthcare services income
– Aeneas Management Limited	$—	$961	$1,282